UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [X]; Amendment Number: 36
  This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48009


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI       08/22/2008
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 84

Form 13F Information Table Value Total: 164386 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP                      COM              885535104      674    25250 SH       SOLE                    15000
ABBOTT LABS COM                COM              002824100     3684    81200 SH       SOLE                    52620
ADAPTEC INC COM                COM              00651F108     2275    64430 SH       SOLE                    36537
AMERICA ONLINE                 COM              02364Jl04     4295    39041 SH	     SOLE                    25302
AMERICAN HOME PRODS CP COM     COM              026609107      204     3555 SH       SOLE                     3075
AMERICAN INTL GROUP COM        COM              026874107     5350    45625 SH	     SOLE                    28557
AT HOME CORP                   COM              045919107     2248    41669 SH       SOLE                    33454
AT&T CORP COM                  COM              001957109     1654    29629 SH	     SOLE                    18096
BANK ONE CORP                  COM              06423A103     1587    26650 SH	     SOLE                    13637
BARNES & NOBLE INC             COM              067774109     1316    48090 SH	     SOLE                    34340
BELL & HOWELL COMPANY          COM              077852101     1029    27225 SH	     SOLE                    16125
BELLSOUTH CORP COM             COM              079860102      277     6000 SH	     SOLE                     4500
BRISTOL MYERS SQUIBB COM       COM              110122108      580     8240 SH	     SOLE                     7360
CAMPBELL SOUP CO               COM              134429109      945    20385 SH	     SOLE                    11185
CATERPILLAR INC DEL COM        COM              149123101      892    14870 SH	     SOLE                     8260
CHASE MANHATTAN CORP COM       COM              16161AI08     4476    51747 SH	     SOLE                    33054
CHEVRON CORPORATION COM        COM              166751107     4715    49596 SH	     SOLE                    31116
CISCO SYS INC COM              COM              17275R102     4569    70906 SH	     SOLE                    46990
CLAYTON HOMES INC COM          COM              184190106      734    64147 SH	     SOLE                    38954
COCA COLA CO COM               COM              191216100     3160    50974 SH	     SOLE                    34299
COMCAST CORP-SPECIAL CL A      COM              200300200     2481    64558 SH	     SOLE                    45256
COMERICA INC COM               COM              200340107     1394    23455 SH	     SOLE                    16770
COMPUWARE CORP                 COM              205638109     1707    53665 SH	     SOLE                    42035
CONSECO                        COM              208464107     1522    50004 SH	     SOLE                    27772
CSX CORP COM                   COM              126408103      653    14400 SH	     SOLE                     8325
DELL COMPUTER CORP COM         COM              247025109     3661    98935 SH	     SOLE                    65575
DELPHI AUTOMOTIVE SYSTEMS      COM              247126105      202    10925 SH	     SOLE                     6037
DIAMOND MULTIMEDIA SYSTEMS     COM              252714100      310    75075 SH	     SOLE                    44175
DISNEY WALT CO DEL COM         COM              254687106     1726    56005 SH	     SOLE                    32755
DOW CHEM CO COM                COM              260543103      329     2595 SH	     SOLE                     1190
DU PONT EI DE NEMOURS & CO     COM              263534109     1616    23652 SH	     SOLE                    16277
E*TRADE GROUP                  COM              269246104     1928    48270 SH	     SOLE                    36380
ECOLAB INC                     COM              278865100     1662    38100 SH	     SOLE	             22225
ELAN CORP                      COM              284131208     1176    42376 SH	     SOLE                    22256
EMC CORP                       COM              268648102     1846    33560 SH	     SOLE                    25680
ENRON CORP COM                 COM              293561106     5008    61255 SH	     SOLE                    37570
EXXON CORP COM                 COM              302290101      761     9871 SH	     SOLE                     9021
FEDERAL NATL MTG ASSN          COM              313586109      259     3790 SH       SOLE                     3590
FIRST MIDWEST BANCORP          COM              320867104     1565    39375 SH	     SOLE                    39375
FORD MTR CO DEL COM            COM              345370100     1842    32630 SH	     SOLE                    22195
FRANKLIN RES INC COM           COM              354613101     1214    29875 SH	     SOLE                    19700
GATEWAY, INC.                  COM              367626108      326     5525 SH	     SOLE                     4925
GENERAL ELEC CO                COM              369604103     5559    49195 SH	     SOLE                    31405
GENERAL MTRS CORP              COM              370442105     1099    16650 SH	     SOLE                     9625
GILLETTE CO                    COM              375766102     3338    81404 SH	     SOLE                    52064
HALLIBURTON COMPANY            COM              406216101      475    10500 SH	     SOLE                    10500
HOME DEPOT INC                 COM              437076102     2778    43117 SH	     SOLE                    28106
ILLINOIS TOOL WKS INC          COM              452308109     1064    13010 SH	     SOLE                     9280
INTEL CORP                     COM              458140100     3780    63530 SH	     SOLE                    41850
INTERPUBLIC GROUP COMPANIES    COM              460690100     1579    18225 SH	     SOLE                    12710
INTL BUSINESS MACHINES (IBM)   COM              459200101     2464    19065 SH	     SOLE                    13265
JOHNSON & JOHNSON COM          COM              478160104      290     2960 SH	     SOLE                     2960
KAYDON CORP                    COM              486587108      741    22040 SH	     SOLE                    12210
LINEAR TECHNOLOGY CORP COM     COM              535678106      362     5380 SH	     SOLE                     1490
LUCENT TECHNOLOGIES            COM              549463107     6442    95524 SH	     SOLE                    62716
MATTEL INC COM                 COM              577081102      869    33273 SH	     SOLE                    17940
MCDONALDS CORP COM             COM              580135101      301     7310 SH	     SOLE                     7160
MCI WORLDCOM INC               COM              55268B106     3539    41120 SH	     SOLE                    27270
MEDIAONE GROUP                 COM              58440J104      903    12147 SH	     SOLE                     8317
MEDPARTNERS INCORPORATED       COM              58503X107      523    69766 SH	     SOLE                    69766
MEDTRONIC INC COM              COM              585055106     5054    64905 SH	     SOLE                    41315
MERCK & CO INC COM             COM              589331107     2829    38420 SH	     SOLE                    28225
MERRILL LYNCH & CO             COM              590188108     2614    32875 SH	     SOLE                    22880
MICROSOFT CORP COM             COM              594918104     8134    90185 SH	     SOLE                    55496
MOBIL CORP COM                 COM              607059102      244     2474 SH	     SOLE                     2112
MONSANTO CO COM                COM              611662107      811    20500 SH	     SOLE                    10400
MORGAN STANLEY DEAN WITTER     COM              617446448      253     2465 SH	     SOLE                     1560
NESTLE SA                      COM              641069406      999    11085 SH	     SOLE                     6565
NEXTEL COMMUNICATIONS          COM              65332V103      263     5250 SH	     SOLE                     5250
PEPSICO INC COM                COM              713448108      287     7430 SH	     SOLE                     7430
PFIZER INC                     COM              717081103     1690    15502 SH	     SOLE                    11152
PROCTER & GAMBLE CO COM        COM              742718109     3941    44154 SH	     SOLE                    26944
QWEST COMMUNICATIONS INTL      COM              749121109     1676    50677 SH	     SOLE                    33207
ROYAL DUTCH PETE CO NY REG GLD COM              780257804     4680    77672 SH	     SOLE                    42812
SCHERING-PLOUGH CORP           COM              806605101     2254    42940 SH	     SOLE                    31735
SCHLUMBERGER LTD COM           COM              806857108      959    15065 SH	     SOLE                    10245
SOUND HEALTHCARE INC           COM              835910100        0   100000 SH	     SOLE                   100000
SUN MICROSYSTEMS INC           COM              866810104     5036    73115 SH	     SOLE                    52180
SYNTEL INC                     COM              87162H103      119    13200 SH	     SOLE                     1700
TIME WARNER INC                COM              887315109     1651    22740 SH	     SOLE                    17345
VISX INC                       COM              92844S105     3906    49331 SH	     SOLE                    35200
WAL MART STORES INC COM        COM              931142103      558    11570 SH	     SOLE                    10825
WALGREEN CO COM                COM              931422109      2057   70015 SH	     SOLE                    50065
IDS NEW DIMENSIONS CL A	                                        413 12772.91SH	     SOLE                 1401.565